Related Party Transactions (Details)				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 24, 2026 EUR (€)	Apr. 24, 2026 USD ($)	Feb. 09, 2026 USD ($)	Sep. 30, 2025 EUR (€) shares	Nov. 29, 2024 EUR (€)	Nov. 29, 2024 USD ($)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) $ / shares	Dec. 31, 2025 $ / shares	Oct. 31, 2025 EUR (€)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 $ / shares
Related Party Transactions [Line Items]
Outstanding loan							€ 2,650,000		€ 1,000	€ 1,000
Cash compensation per annum							1.00%	1.00%
Assets management (in Dollars) | $								$ 1,000,000,000
Agreement effective date per annum							0.50%	0.50%
Advisory fee							€ 237,000
Equity Warrants Granted (in Shares) | shares				20,000
Exercise price (in Dollars per share) | $ / shares											$ 0.5			$ 1.5
Fair value (in Dollars) | $		$ 3,228
Number Of Shares Issued To Related Parties (in Shares) | shares							54,000
Subscription Receivable Within The Shareholders Capital							€ 22
Number Of Shares Issued Related With Subscription Receivable Within The Shareholders Capital (in Shares) | shares							54,000
Number of shares issued related with subscription receivable within the shareholders capital Per Share (in Dollars per share) | $ / shares											$ 0.5
Number Of Shares Cancelled And Held By Related Parties (in Shares) | shares							567,380
A2024 Director Loans [Member]
Related Party Transactions [Line Items]
Short term interest free loans					€ 294,000	$ 305,000
Short term loan amount									€ 294,000
Cancellation of ordinary shares (in Shares) | shares									488,000
Ordinary shares cancelled price per share (in Dollars per share) | $ / shares										€ 0.625
Loans Payable to Related Parties [Member] | A2024 Director Loans [Member]
Related Party Transactions [Line Items]
Outstanding loan									€ 77,000	€ 77,000
Advisory Services [Member]
Related Party Transactions [Line Items]
Related party expenses				€ 3,228
Solana Foundation [Member]
Related Party Transactions [Line Items]
Rate Of Discount To Fair Market Price												15.00%	15.00%
Prepaid digital asset balance												€ 28,680
Provisions for doubtful debts related to outstanding balances of related party transaction (in Dollars) | $													$ 14,426
Subsequent Events [Member] | Pulsar Group Consulting Agreement [Member]
Related Party Transactions [Line Items]
Agreement monthly fee (in Dollars) | $			$ 250,000
Related party expenses	€ 812